EQUITY (Details Narrative)						3 Months Ended		12 Months Ended
	Aug. 12, 2025 USD ($) shares	Feb. 14, 2025 USD ($) $ / shares shares	Nov. 22, 2022 $ / shares shares	Mar. 08, 2022 USD ($) $ / shares shares	Jan. 11, 2022 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 05, 2025 $ / shares shares	Dec. 04, 2025 shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares	Apr. 12, 2025 shares	Apr. 07, 2025 $ / shares shares	Apr. 12, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 01, 2023 $ / shares shares	Mar. 22, 2022 $ / shares shares	Nov. 17, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized						20,000,000		20,000,000	20,000,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Number of common shares issuable upon conversion					16,667
Debt conversion, converted instrument, shares issued			13,134
Common stock, shares authorized						300,000,000		300,000,000	300,000,000
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock issued for exercise of warrants | $						$ 167	$ 3,309,921	$ 3,664,871
Loss on debt repaid | $							$ (141,653)	$ (1,221,635)
Common stock, shares issued						5,510,021		3,642,501	391,373
Common stock, shares outstanding						5,510,021		3,642,501	391,373			2,884,447	86,533,435
Warrants shares			32,819		16,667
Exercise price of warrants | $ / shares					$ 150.00
Warrants exercisable | $									$ 2,687,074
Common stock, votes per share | Vote						1
Public Warrants [Member]
Class of Stock [Line Items]
Warrants shares						383,333		383,333	383,333
Threshold trading days for redemption of public warrants						20 days		20 days
Warrants and rights outstanding, term						5 years		5 years
Redemption price per public warrant | $ / shares						$ 0.30		$ 0.30
Minimum threshold written notice period for redemption of public warrants						30 days		30 days
Stock price trigger for redemption of public warrants per share | $ / shares						$ 18.00		$ 18.00
Threshold consecutive trading days for redemption of public warrants						30 days		30 days
Fair value measurement, lookback period								10 days
Public Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Threshold trading days for redemption of public warrants						30 days		30 days
Public Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Threshold trading days for redemption of public warrants						12 months		12 months
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued							22,696													44,445
Exercise price of warrants | $ / shares							$ 9.59121													$ 13.50
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued								200,000								66,667		133,333
Exercise price of warrants | $ / shares								$ 15.00								$ 15.00		$ 15.00
Series D Warrants [Member]
Class of Stock [Line Items]
Warrants issued								242,424
Exercise price of warrants | $ / shares							$ 15.00	$ 15.00
Series D Warrants [Member] | Subordinated Convertible Promissory Note [Member]
Class of Stock [Line Items]
Warrants issued																			6,564
Exercise price of warrants | $ / shares																			$ 42.30
Series D Warrants [Member] | Subordinated Convertible Promissory Note One [Member]
Class of Stock [Line Items]
Warrants issued			32,819
Exercise price of warrants | $ / shares			$ 42.30
Pre-Funded Warrant Shares [Member]
Class of Stock [Line Items]
Warrants issued											1,670,720			1,657,460
Class of warrant or right, offering price | $ / shares										$ 3.62
Warrant Shares [Member]
Class of Stock [Line Items]
Warrants issued											3,341,439			3,314,920
Warrants [Member]
Class of Stock [Line Items]
Warrants issued								9,006
Exercise price of warrants | $ / shares								$ 9.59121
Settlement of Debt [Member]
Class of Stock [Line Items]
Loss on debt repaid | $						$ 2,174,075		$ 2,174,075
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities						196,801		664,068
Common stock issued for exercise of warrants, shares						1,670,719	236,709	411,730
Common stock issued for exercise of warrants | $						$ 167	$ 24	$ 42
Shares outstanding						5,510,021	1,112,973	3,642,501	391,373								282,139
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued							44,445
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued								200,000
Common Stock [Member] | Series D Warrants [Member]
Class of Stock [Line Items]
Warrants issued								39,382
Common Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants issued								17,636
Common Stock [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						330,869		330,869
Common stock issued for exercise of warrants | $						$ 5,916,777		$ 5,916,777
Common Stock [Member] | Business Combination, Pro Forma Information, Nonrecurring Adjustment, Acquisition-Related Cost [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						25,000		25,000
Common stock issued for exercise of warrants | $						$ 9,000,000		$ 9,000,000
Common Stock [Member] | Settlement of Debt [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						10,894		10,894
Common stock issued for exercise of warrants | $						$ 1,193,634		$ 1,193,634
Amount of debt repaid | $						$ 2,925,803		$ 2,925,803
Common Stock Redemption [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						2,633		2,633
Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants shares															150,000
Exercise price of warrants | $ / shares															$ 0.003
Warrant [Member]
Class of Stock [Line Items]
Warrants issued				17,636
Exercise price of warrants | $ / shares				$ 0.92
Warrants issued to the originators of investor notes | $				$ 700,000
Armistice Capital Master Fund Ltd [Member]
Class of Stock [Line Items]
Common stock ownership, change in control threshold percentage										50.00%
Voting power, change in control threshold percentage										50.00%
Class of warrant or right, issuance restriction period											90 days
Armistice Capital Master Fund Ltd [Member] | Pre-Funded Warrant Shares [Member]
Class of Stock [Line Items]
Warrants shares										1,657,460
Exercise price of warrants | $ / shares										$ 0.0001
Armistice Capital Master Fund Ltd [Member] | Warrant Shares [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term										5 years
Exercise price of warrants | $ / shares										$ 3.62
Yield Point NYLLC [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued															4,500,000
Yield Point NYLLC [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares															$ 0.0001
Seward & Kissel LLP [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued		83,333
Warrants exercisable | $		$ 1,300,000
Legal fees | $		$ 1,300,000
Seward & Kissel LLP [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.0001
Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted		500,000
Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of Preferred stock converted		218,102
SLG Innovation [Member]
Class of Stock [Line Items]
Common stock, shares issued						33,609		33,609
Common stock, shares outstanding						5,510,021
Shares outstanding								3,642,501
SLG Innovation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						33,609		33,609
Common stock issued for exercise of warrants | $						$ 764,020		$ 764,020
Pipe Subscription Agreement [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares					12,533
Common stock issued for exercise of warrants | $					$ 3,760,000
Pipe Warrants [Member]
Class of Stock [Line Items]
Warrants shares						12,533		12,533	12,533
Warrants and rights outstanding, term					5 years
Warrants issued					12,533
Class of warrant or right, number of securities called by each warrant or right, shares					1
Exercise price of warrants | $ / shares					$ 11.50
Warrants and rights, exercise start delay period					30 days
Common stock, redemption rights upon delay in business combination closing, percentage					100.00%
Pipe Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, redemption rights, business combination closing period					12 months
Pipe Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, redemption rights, business combination closing period					18 months
Common Class Subject to Redemption [Member]
Class of Stock [Line Items]
Common stock subject to possible redemption, shares issued								0	5,796
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						110,000		110,000	110,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, dividend rate, percentage						12.00%		12.00%
Dividends payable, amount per share | $ / shares						$ 1.45		$ 1.45
Preferred stock conversion description						Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Preferred stock, convertible, conversion ratio						1		1
Preferred stock, shares issued						0		0	0
Preferred stock, shares outstanding						0		0	0
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities								162,980
Series A Convertible Preferred Stock [Member] | Private Placement [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								106,816
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						3,000		3,000	3,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio						1		1
Preferred stock, shares issued						1		1	3,000
Preferred stock, shares outstanding						1		1	3,000
Number of common shares issuable upon conversion								199,955
Series B Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted								2,999
Series B Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							3,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description						Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Series B Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted		3,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000		5,000	5,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued						2,547		4,851	4,851
Preferred stock, shares outstanding						2,547		4,851	4,851
Number of common shares issuable upon conversion								1,356,586
Shares issued								406,969
Series C Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								4,851
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage						12.00%		12.00%
Dividends payable, amount per share | $ / shares						$ 82.46		$ 82.46
Preferred stock, convertible, conversion ratio						20		20
Debt conversion, description						The shares of our Series C Convertible Preferred Stock may be converted into shares of our common stock at a ratio of approximately 20 shares of common stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our common stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our common stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.		The shares of our Series C Convertible Preferred Stock may be converted into shares of our Common Stock at a ratio of approximately 20 shares of Common Stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.
Stock issued during period, shares, conversion of convertible securities						99,077		99,077
Preferred stock, liquidation preference per share | $ / shares						$ 82.46		$ 82.46
Series C Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted		4,851
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						6,666,700		6,666,700	6,666,700
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio						1		1
Preferred stock, shares issued						150,000		150,000	0
Preferred stock, shares outstanding						150,000		150,000	0
Conversion of stock, description								Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Number of common shares issuable upon conversion								217,220
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted								6,516,666
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						6,666,666	6,666,666
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Debt conversion, description						Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Series D Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted		6,666,666
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						100		100	100
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued						51		51	0
Preferred stock, shares outstanding						51		51	0
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000		10,000	10,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio								1,000
Preferred stock, shares issued						0		0	0
Preferred stock, shares outstanding						0		0	0
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage						12.00%
Dividends payable, amount per share | $ / shares						$ 0.0001		$ 0.0001
Preferred stock, convertible, conversion ratio						1,000		0.12
Conversion of stock, description						Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.		Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000		10,000	10,000
Preferred stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio						1,000		1
Preferred stock, shares issued						143		143	0
Preferred stock, shares outstanding						143		143	0
Debt conversion, converted instrument, amount | $						$ 3,200,000		$ 3,200,000
Debt conversion, converted instrument, shares issued						3,133		3,133
Series G Convertible Preferred Stock [Member] | Alpha Capital Anstalt [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 366,050
Debt conversion, converted instrument, shares issued	366
Series G Convertible Preferred Stock [Member] | M2B Funding Corp [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 672,077
Debt conversion, converted instrument, shares issued	672
Series G Convertible Preferred Stock [Member] | Adi Funding [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 347,730
Debt conversion, converted instrument, shares issued	348
Series G Convertible Preferred Stock [Member] | Deltennium [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 617,667
Debt conversion, converted instrument, shares issued	618
Series G Convertible Preferred Stock [Member] | Osher Capital [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 103,800
Debt conversion, converted instrument, shares issued	104
Series G Convertible Preferred Stock [Member] | Lexi London [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 769,000
Debt conversion, converted instrument, shares issued	769
Series G Convertible Preferred Stock [Member] | Ile Associates [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $	$ 256,333
Debt conversion, converted instrument, shares issued	256
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Dividends payable, amount per share | $ / shares						$ 0.0001		$ 0.0001
Preferred stock, convertible, conversion ratio						0.12		0.12
Conversion of stock, description						Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.		Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.
Series A B and D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						578,863		578,863
Warrant A B and D [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares						258,464		258,464
Common stock issued for exercise of warrants | $						$ 3,309,921		$ 3,309,921
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description						Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of common stock, subject to adjustment.